                      MORGAN STANLEY GLOBAL ADVANTAGE FUND
                           1221 Avenue of the Americas
                            New York, New York 10020


                                               October 3, 2005


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549


Re:  Morgan Stanley Global Advantage Fund
     File Number - 333-38297
     Rule 497 (j) filing

Dear Sir or Madam:

On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on September 29, 2005.

                                Very truly yours,
                                /s/ Debra Rubano
                                Debra Rubano
                                Assistant Secretary


cc:  Amy R. Doberman